Note 12 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 332,963	$ 233,429
RNCI share of earnings	15,624	14,140
RNCI redemption increment	37,775	32,490
Distributions paid to RNCI	(9,292)	(7,376)
Purchases of interests from RNCI, net	(24,354)	(4,285)
RNCI recognized on business acquisitions	95,143	63,859
Other	1,478	706
Balance	$ 449,337	$ 332,963